Long-term Debt (Details Textual) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 American Depository Shares [Member]	Dec. 31, 2012 Oseo Anvar [Member]	Dec. 31, 2002 French Ministry Of Research [Member]
Proceeds from loans or conditional grants	$ 6,668,000	$ 7,855,000	$ 436,000		$ 1,029,000	$ 464,000
Long-term Debt, Description						The Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002.
Secured Debt	12,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				3,300,000
Percentage Of Earn Out Payment	20.00%
Percentage Of Commitment	100.00%
Business Acquisition, Commitment Amount	1,000,000
Percentage Of Royalty	1.75%
Payment Of Royalties Accrued	$ 2,600,000